Business combination (Details 1) - Nov. 01, 2021 - Tapuyu And Pengcheng Keyi [Member]	USD ($)	CNY (¥)
Business Acquisition [Line Items]
Cash	$ 17,743	¥ 113,896
Other current assets	30,440	195,402
Current liabilities	(48,183)	(309,298)
Total consideration